Schedule of Ownership and Operation of Tanker Vessels (Details) - Vessels [Member] Integer in Thousands	12 Months Ended
Dec. 31, 2024 Integer
Seventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	May 31, 2011
Vessel	Pyxis Theta
DWT	51,795
Year built	2,013
Acquisition date	Sep. 16, 2013
Tenthone Corp [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	Apr. 22, 2021
Vessel	Pyxis Karteria
DWT	46,652
Year built	2,013
Acquisition date	Jul. 15, 2021
Eleventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	Sep. 11, 2021
Vessel	Pyxis Lamda
DWT	50,145
Year built	2,017
Acquisition date	Dec. 20, 2021
Dryone [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	Jul. 04, 2023
Vessel	Konkar Ormi
DWT	63,520
Year built	2,016
Acquisition date	Sep. 14, 2023
Drytwo [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	Nov. 24, 2023
Vessel	Konkar Asteri
DWT	82,013
Year built	2,015
Acquisition date	Feb. 15, 2024
Drythree [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	May 29, 2024
Vessel	Konkar Venture
DWT	82,099
Year built	2,015
Acquisition date	Jun. 28, 2024